Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020
Revenue
License revenue		$ 170,369	[1]	$ 0	$ 7,486,444	[1]
Other income
Research material sales		84,018		312,841	279,805
Grant income		4,459,974		3,549,965	5,973,034
Net gain on fair value movement of warrants		591,070		(8,663,013)	2,214,813
Net gain on foreign exchange		1,228,122		0	346,331
Interest income		224,520		105,327	199,541
Total revenue and other income		6,758,073		3,968,133	16,499,968
Segment Result		(32,210,792)		(29,902,591)	(13,468,195)
Profit/(loss) before income tax expense		(32,210,792)		(29,902,591)	(13,468,195)
Income tax expense	[2]	(34)		(33)	(37)
Loss after income tax expense		(32,210,826)		(29,902,624)	(13,468,232)
Total segment assets		102,169,550		82,030,533	46,597,252
Total segment liabilities		8,092,184		8,758,922	13,297,907
Immunotherapy [Member]
Revenue
License revenue	[1]	170,369			7,486,444
Other income
Research material sales		84,018		312,841	279,805
Grant income		4,459,974		3,549,965	5,973,034
Total revenue and other income		4,714,361		3,862,806	13,739,283
Segment Result		(33,929,768)		(19,665,904)	(15,082,474)
Profit/(loss) before income tax expense		(33,929,768)		(19,665,904)	(15,082,474)
Total segment assets		102,169,550		82,030,533	46,597,252
Total segment liabilities		8,092,184		8,758,922	13,297,907
Unallocated [member]
Other income
Net gain on fair value movement of warrants		591,070			2,214,813
Net gain on foreign exchange		1,228,122			346,331
Interest income		224,520		105,327	199,541
Total revenue and other income		2,043,712		105,327	2,760,685
Segment Result		1,718,976		(10,236,687)	1,614,279
Profit/(loss) before income tax expense		$ 1,718,976		$ (10,236,687)	$ 1,614,279

[1]	Licensing revenue relates mainly of GSK milestone payment of GBP 4.0 million (A$7.5 million) received in fiscal year 2020 related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.
[2]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.